Cover	Apr. 28, 2026
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	CH4 Natural Solutions Corporation
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1821196
Entity Address, Address Line One	712 Fifth Avenue
Entity Address, Address Line Two	36th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	993-0076
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002044817
Amendment Flag	true
Entity Primary SIC Number	6770
Amendment Description	AMENDMENT NO. 6
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	David Leuschen
Entity Address, Address Line One	712 Fifth Avenue
Entity Address, Address Line Two	36th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	993-0076